ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Change in accounting policies and new accounting standards (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Effect Of Variation In Prices Of Price Index [line items]
Assets			$ 386,336
Liabilities	$ (40,433)	$ (6,625)	(149,492)
Total			236,844
Insurance contracts under IFRS 4
Effect Of Variation In Prices Of Price Index [line items]
Assets			5,229,639
Liabilities			(4,958,210)
Total			271,429
Re-measured
Effect Of Variation In Prices Of Price Index [line items]
Assets			(4,843,303)
Liabilities			4,808,718
Total			$ (34,585)